Shareholders’ Equity (Details Narrative) - USD ($)								12 Months Ended
	Oct. 08, 2025	Sep. 10, 2025	Sep. 09, 2025	Mar. 28, 2024	Sep. 15, 2023	Aug. 14, 2023	Apr. 12, 2023	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023		Mar. 20, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized								50,000,000		50,000,000
Ordinary shares, shares outstanding								11,583,839		10,083,839
Ordinary shares, par value				$ 0.001				$ 0.001		$ 0.001
Ordinary shares, shares issued				8,580				11,583,839		10,083,839
Out of total consideration										$ 63,909
Other liabilities										201,563		$ 274,575
Number of shares issued				83,839	83,839
Stock issued during the period, shares			1,500,000
Price per share	$ 4.00		$ 4.00
Initial public offering		$ 6,000,000						$ 5,247,354
Deferred costs										574,865
Deferred IPO cost charged to additional paid-in capital								$ 1,761,417
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Out of total consideration						$ 9,950	$ 50			466,138		466,138
Other liabilities										191,563		274,575
Zenta Group Company Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total consideration				$ 63,909	$ 466,138	$ 9,950	$ 50
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized														50,000,000
Ordinary shares, shares outstanding														1
Ordinary shares, par value					$ 0.001	$ 0.001	$ 0.001							$ 0.001
Ordinary shares, shares issued					75,259	9,950,000	49,999
Other liabilities
Stock issued during the period, shares	225,000		1,500,000					1,500,000	[1]	8,580	[1]	75,259	[1]
Initial public offering	$ 900,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.